SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 06, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares related to retention plan associated with acquisition and other share-based compensation				$ 672
Weighted average fair value of options granted		$ 7.94	$ 3.41	$ 3.33
Weighted average fair value of options vested		$ 3.96	$ 4.27	$ 2.45
Total intrinsic value of options exercised during the period		$ 5,009	$ 1,215	$ 361
Unrecognized compensation costs related to non-vested share-based compensation		$ 9,123
Unrecognized compensation cost, period for recognition		2 years 1 month 6 days
Issuance of ordinary shares, net of issuance expenses			$ 20,830
Weighted average fair value of RSUs/PSUs granted		$ 9.72	$ 7.32	$ 8.06
PSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of RSUs/PSUs granted		$ 10.06	$ 6.82
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options, as a percent of fair market value of ordinary shares		100.00%
Purchase price of common stock, for 10% or greater interest shareholders, expressed as a percentage of its fair market value.		110.00%
Vesting period of options		3 years
Expiration period of options		6 years
Number of ordinary shares reserved for issuance in stock option plans		6,445,843
Additional number of ordinary shares reserved for issuance in stock option plans		1,595,168
Ordinary shares reserved and available for future grants		726,629
Non Qualified Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options, as a percent of fair market value of ordinary shares		75.00%
Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares related to retention plan associated with acquisition and other share-based compensation, shares				76,616
Issuance of shares related to retention plan associated with acquisition and other share-based compensation				$ 8
Issuance of ordinary shares, net of issuance expenses	$ 20,830		$ 388
Issuance of ordinary shares, net of issuance expenses, shares	3,407,450		3,407,450
Number of ordinary shares issued to the underwriter upon full exercise of its over-allotment option	444,450
Purchase price per share	$ 6.75